Segmental Reporting (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Disclosure of segmental revenues and results
		For the year ended December 31, 2023
	Israel	Central-Eastern Europe	Western Europe	USA	Management and construction	Total reportable segments	Adjustments	Total
	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands

External revenues	67,687	87,374	90,097	2,274	8,270	255,702	-	255,702
Inter-segment revenues	-	-	-	-	9,074	9,074	(9,074)	-
Total revenues	67,687	87,374	90,097	2,274	17,344	264,776	(9,074)	255,702

Segment Adjusted EBITDA	66,680	72,629	78,048	1,518	3,035	221,910	-	221,910

Reconciliations of unallocated amounts:
Headquarter costs (*)								(30,434)
Gains from projects disposals								9,847
Intersegment profit								1,587
Repayment of contract asset under concession arrangements								(14,120)
Depreciation and amortization and share based compensation								(70,766)
Other incomes not attributed to segments								40,119
Operating profit								158,143
Finance income								36,799
Finance expenses								(68,143)
Share in the losses of equity accounted investees								(330)

Profit before income taxes								126,469

(*)	Including general and administrative, project promotion and development expenses (excluding depreciation and amortization and share based compensation).

	For the year ended December 31, 2022
	Israel	Central-Eastern Europe	Western Europe	Management and construction	Total reportable segments	Adjustments	Total
	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands

External revenues	51,363	70,705	58,991	11,113	192,172	-	192,172
Inter-segment revenues	-	-	-	9,111	9,111	(9,111)	-
Total revenues	51,363	70,705	58,991	20,224	201,283	(9,111)	192,172

Segment Adjusted EBITDA	57,598	56,181	45,750	4,018	163,547	-	163,547

Reconciliations of unallocated amounts:
Headquarter costs (*)							(18,071)
Intersegment loss							2,038
Repayment of contract asset under concession arrangements							(17,579)
Depreciation and amortization and share based compensation							(50,940)
Other incomes not attributed to segments							11,617
Operating profit							90,612
Finance income							23,341
Finance expenses							(62,591)
Share in the losses of equity accounted investees							(306)

Profit before income taxes							51,056

(*)	Including general and administrative, project promotion and development expenses (excluding depreciation and amortization and share based compensation).

	For the year ended December 31, 2021
	Israel	Central-Eastern Europe	Western Europe	Management and construction	Total reportable segments	Adjustments	Total
	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands

External revenues	18,919	61,326	14,064	8,152	102,461	-	102,461
Inter-segment revenues	-	-	-	10,894	10,894	(10,894)	-
Total revenues	18,919	61,326	14,064	19,046	113,355	(10,894)	102,461

Segment Adjusted EBITDA	44,549	51,610	11,183	6,623	113,965	-	113,965

Reconciliations of unallocated amounts:
Headquarter costs (*)							(12,086)
Intersegment profit							(2,811)
Repayment of contract asset under concession arrangements							(32,857)
Depreciation and amortization and share based compensation							(24,480)
U.S. acquisition expense							(7,331)
Operating profit							34,400
Finance income							30,333
Finance expenses							(37,175)
Share in the losses of equity accounted investees							(189)

Profit before income taxes							27,369

(*)	Including general and administrative, project promotion and development expenses (excluding depreciation and amortization and share based compensation).